SUBSEQUENT EVENT (Details) ฿ / shares in Units, $ in Thousands, ฿ in Millions			12 Months Ended
	Feb. 25, 2025 USD ($)	Feb. 25, 2025 THB (฿) ฿ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Dividends recognised as distributions to owners			$ 1	$ 284	$ 565
Dividends transaction | Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Dividends recognised as distributions to owners	$ 600	฿ 19.9
Dividends recognised as distributions to owners per share (Baht per share) | ฿ / shares		฿ 0.05
Dividends recognised as distributions to non-controlling interests	$ 300